Income Taxes - Reconciliation of Total Tax Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Change in valuation allowance	$ 0	$ 0	$ 6,311
Differences in tax rates	0	89	(3,896)
Effect of permanent differences	0	0	120
Adjustments in respect to current income tax of previous years	0	683	184
Tax rate on interest	0	742	0
Effect of exchange rate differences	0	7	(1,599)
Income tax	70,441	43,070	42,837
Taxes on litigation matters subject to statutory rates, including interest and penalties	7,382	0	0
Total	$ 77,823	$ 44,591	$ 43,957